Net revenue (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of net sales and service revenue

	2024	2023	2022
Net sales and services revenue	77,411	70,569	96,519

Schedule of net revenue by country

	2024	2023	2022

Brazil	44,300	39,997	56,217
United States	13,235	12,429	18,086
Mexico	3,928	3,329	4,469
Switzerland	1,471	1,197	1,493
Argentina	1,459	1,039	2,093
Germany	1,192	1,121	1,695
Japan	1,036	554	724
Netherlands	959	1,061	817
Singapore	862	1,618	756
Chile	797	755	871
Spain	789	634	547
Peru	731	676	740
Italy	696	729	1,095
Luxembourg	607	574	756
China	454	859	173
Other	4,895	3,997	5,987
	77,411	70,569	96,519

Schedule of net revenue by product

	2024	2023	2022

Polyethylene /Polypropylene	50,361	44,295	61,145
Tertiary-Butyl Ethyl Ether/Gasoline	5,988	5,863	5,723
Benzene/Toluene/Xylene	4,966	4,435	7,280
Ethylene, Propylene	4,793	4,309	5,819
polyvinyl chloride/Caustic Soda	3,433	3,721	5,711
Others	2,744	3,925	4,444
Butadiene	1,940	1,211	3,028
Cumene	1,332	1,126	1,425
Naphtha, condensate and other resales	1,235	1,046	422
solvents	619	638	1,522
	77,411	70,569	96,519